Cover	12 Months Ended
Apr. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Apr. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--04-30
Entity File Number	333-290094
Entity Registrant Name	Barentsz Capital Limited
Entity Central Index Key	0002074160
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Room 903, 9/F
Entity Address, Address Line Two	Singga Commercial Centre
Entity Address, Address Line Three	144-151 Connaught Road West
Entity Address, City or Town	Sai Ying Pun
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A ordinary shares, par value US$0.00001 per share
Trading Symbol	BRKK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Barentsz Capital Limited and its subsidiaries (the “Company”) as of April 30, 2026, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for years ended April 30, 2026, 2025 and 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of April 30, 2026, 2025 and 2024, and the results of its operations and its cash flows for the years ended April 30, 2026, 2025 and 2024, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	J&S ASSOCIATE PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	9,002,000
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	10,998,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 903, 9/F
Entity Address, Address Line Two	Singga Commercial Centre
Entity Address, Address Line Three	144-151 Connaught Road West
Entity Address, City or Town	Sai Ying Pun
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	59430987
Contact Personnel Name	WEI Xiao, Chief Executive Officer